Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	000-54437
Entity Registrant Name	SUNHYDROGEN, INC.
Entity Central Index Key	0001481028
Entity Tax Identification Number	26-4298300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BioVentures Center
Entity Address, Address Line Two	2500 Crosspark Road
Entity Address, City or Town	Coralville
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52241
City Area Code	805
Local Phone Number	966-6566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false